Shareholder Report, Holdings (Details) - C000256040 [Member]	Dec. 31, 2025
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%